Leases (Tables)	12 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of operating leases

	June 30, 2020	June 30, 2019	June 30, 2018
No later than one year	2,308	8,663	4,832
Later than one year and not later than five years	5,266	13,511	9,955
Later than five years	2,398	902	1,456
	9,972	23,076	16,243

Schedule of non-cancellable operating leases

	June 30, 2020	June 30, 2019	June 30, 2018
No later than one year	729	13,216	10,702
Later than one year and not later than five years	20,681	29,731	49,741
Later than five years	9,703	21,360	18,433
	31,113	64,307	78,876